Revenues - Summary of Breakdown of Revenues by Geographical Area (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 960,122	€ 903,059
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	336,591	322,680
EMEA | Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	135,203	151,464
EMEA | Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	6,293	7,503
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	246,046	190,112
Americas | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	212,392	156,747
Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	266,324	306,835
Rest of APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	109,990	82,190
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,171	€ 1,242